Cash and Marketable Securities (Tables)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash and Cash Equivalents [Abstract]
Schedule of Investment Components
The components of our investments as of December 31, 2011 are as follows (in millions):

	Cash & Cash Equivalents	Restricted Cash	Restricted Marketable Securities	Total
Cash	$30.1	$35.3	$—	$65.4
Equity securities	—	—	45.2	45.2
Total	$30.1	$35.3	$45.2	$110.6

The components of our investments as of December 31, 2010 are as follows (in millions):

	Cash & Cash Equivalents	Restricted Cash	Restricted Marketable Securities	Total
Cash	$48.3	$36.5	$—	$84.8
Equity securities	—	—	37.5	37.5
Total	$48.3	$36.5	$37.5	$122.3

Schedule of Restricted Cash
As of December 31, 2011 and 2010, Restricted cash consisted of the following (in millions):

	As of December 31,
	2011	2010
Affiliate cash	$11.1	$15.6
Self-insured captive funds	23.5	20.4
Paid-loss deposit funds	0.7	0.5
Total restricted cash	$35.3	$36.5

Available-for-sale Securities Cost to Fair Value Reconciliation
A summary of our restricted marketable securities as of December 31, 2011 is as follows (in millions):

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Equity securities	$45.2	$0.7	$(0.7)	$45.2

A summary of our restricted marketable securities as of December 31, 2010 is as follows (in millions):

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Equity securities	$36.9	$0.7	$(0.1)	$37.5

Investment information related to restricted marketable securities
Investing information related to our restricted marketable securities is as follows (in millions):

	For the Year Ended December 31,
	2011	2010	2009
Proceeds from sales of restricted available-for-sale securities	$—	$5.2	$5.0
Gross realized gains	$—	$0.4	$0.9
Gross realized losses	$—	$(0.1)	$(1.3)